Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Estimated Future Employer Contribution [Line Items]
2013	$ 31,969
2014	32,662
2015	34,006
2016	34,927
2017	37,369
Subsequent five years	211,348
Other Postretirement Plans
Defined Benefit Plan Estimated Future Employer Contribution [Line Items]
2013	629
2014	712
2015	798
2016	850
2017	870
Subsequent five years	$ 4,486